Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	December 2020
Payment Date	1/15/2021
Transaction Month	27
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,161,498,793.26	40,936		58.4 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$205,000,000.00	2.50308%		November 15, 2019
Class A-2a Notes	$275,000,000.00	2.96%		September 15, 2021
Class A-2b Notes	$100,000,000.00	0.27863%	*	September 15, 2021
Class A-3 Notes	$317,000,000.00	3.24%		April 15, 2023
Class A-4 Notes	$102,980,000.00	3.38%		March 15, 2024
Class B Notes	$31,580,000.00	3.53%		May 15, 2024
Class C Notes	$21,050,000.00	3.68%		April 15, 2025
Total	$1,052,610,000.00
		* One-month LIBOR + 0.12%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,101,796.99

Principal:
Principal Collections	$13,525,305.05
Prepayments in Full	$6,749,766.86
Liquidation Proceeds	$274,351.75
Recoveries	$93,058.60
Sub Total	$20,642,482.26
Collections	$21,744,279.25

Purchase Amounts:
Purchase Amounts Related to Principal	$427,441.30
Purchase Amounts Related to Interest	$1,872.86
Sub Total	$429,314.16

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$22,173,593.41

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	December 2020
Payment Date	1/15/2021
Transaction Month	27
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$22,173,593.41
Servicing Fee	$360,380.82	$360,380.82	$0.00	$0.00	$21,813,212.59
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$21,813,212.59
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$21,813,212.59
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$21,813,212.59
Interest - Class A-3 Notes	$579,089.96	$579,089.96	$0.00	$0.00	$21,234,122.63
Interest - Class A-4 Notes	$290,060.33	$290,060.33	$0.00	$0.00	$20,944,062.30
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$20,944,062.30
Interest - Class B Notes	$92,897.83	$92,897.83	$0.00	$0.00	$20,851,164.47
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$20,851,164.47
Interest - Class C Notes	$64,553.33	$64,553.33	$0.00	$0.00	$20,786,611.14
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$20,786,611.14
Regular Principal Payment	$18,941,312.47	$18,941,312.47	$0.00	$0.00	$1,845,298.67
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,845,298.67
Residual Released to Depositor	$0.00	$1,845,298.67	$0.00	$0.00	$0.00
Total		$22,173,593.41

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$18,941,312.47
Total					$18,941,312.47
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$18,941,312.47	$59.75	$579,089.96	$1.83	$19,520,402.43	$61.58
Class A-4 Notes	$0.00	$0.00	$290,060.33	$2.82	$290,060.33	$2.82
Class B Notes	$0.00	$0.00	$92,897.83	$2.94	$92,897.83	$2.94
Class C Notes	$0.00	$0.00	$64,553.33	$3.07	$64,553.33	$3.07
Total	$18,941,312.47	$17.99	$1,026,601.45	$0.98	$19,967,913.92	$18.97

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	December 2020
Payment Date	1/15/2021
Transaction Month	27

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$214,477,761.88	0.6765860	$195,536,449.41	0.6168342
Class A-4 Notes	$102,980,000.00	1.0000000	$102,980,000.00	1.0000000
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,050,000.00	1.0000000	$21,050,000.00	1.0000000
Total	$370,087,761.88	0.3515906	$351,146,449.41	0.3335960

Pool Information
Weighted Average APR	3.091%	3.085%
Weighted Average Remaining Term	36.40	35.57
Number of Receivables Outstanding	24,713	24,119
Pool Balance	$432,456,980.74	$411,217,433.19
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$394,995,768.90	$375,735,863.22
Pool Factor	0.3723267	0.3540403

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,593.19
Yield Supplement Overcollateralization Amount	$35,481,569.97
Targeted Overcollateralization Amount	$60,070,983.78
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$60,070,983.78

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,593.19
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,593.19
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,593.19

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	December 2020
Payment Date	1/15/2021
Transaction Month	27
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		66	$262,682.59
(Recoveries)		67	$93,058.60
Net Loss for Current Collection Period			$169,623.99
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4707%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.5181%
Second Prior Collection Period			0.5729%
Prior Collection Period			0.4222%
Current Collection Period			0.4825%
Four Month Average (Current and Prior Three Collection Periods)			0.4989%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,654	$7,867,926.01
(Cumulative Recoveries)			$1,269,073.49
Cumulative Net Loss for All Collection Periods			$6,598,852.52
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5681%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,756.91
Average Net Loss for Receivables that have experienced a Realized Loss			$3,989.63

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.46%	265	$6,020,886.80
61-90 Days Delinquent	0.16%	28	$650,900.57
91-120 Days Delinquent	0.06%	10	$243,278.15
Over 120 Days Delinquent	0.09%	16	$350,087.23
Total Delinquent Receivables	1.77%	319	$7,265,152.75

Repossession Inventory:
Repossessed in the Current Collection Period		9	$261,711.63
Total Repossessed Inventory		18	$507,699.74

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1860%
Prior Collection Period			0.2347%
Current Collection Period			0.2239%
Three Month Average			0.2149%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.60%
25-36	2.90%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.3026%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	December 2020
Payment Date	1/15/2021
Transaction Month	27

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2020

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer